Financial Instruments (Schedule of Maximum Exposure to Credit Risk of Financial Assets) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about financial instruments [abstract]
Receivables from subscribers	₪ 1,511	₪ 1,590
Receivables from distributors and other operators	158	196
Investment in government of Israel debt securities	90	131
Investment in institutional debt securities	235	151
Cash and cash equivalents in banks	527	1,240	₪ 761	₪ 1,158
Other	172	7
Maximum exposure to credit risk	₪ 2,693	₪ 3,315